Other Receivables and Prepayments, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Receivables And Prepayments Net [Abstract]
Rental deposits	$ 33,178	$ 14,442
Prepaid expenses	129,286
Advances to employees		343
Others		75,297
Other receivables	162,464	90,082
Less: allowance for doubtful accounts	(34,041)	(562)
Other receivables, net	$ 128,423	$ 89,520